Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Provision [Abstract]
Schedule of provisions
A.	Composition and changes in the provision

Site restoration and equipment dismantling (1)	Legal claims	Other	Total
$ millions

Balance as of January 1, 2023	228	45	42	315
Provisions recorded during the year	13	3	9	25
Provisions reversed during the year	-	(3)	(10)	(13)
Payments during the year	(20)	(1)	(1)	(22)
Translation differences	3	1	-	4
Balance as of December 31, 2023	224	45	40	309

(1)	Main items under 'Site restoration and equipment dismantling':